UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22501

Name of Fund:   BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources & Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 15.5%
Albemarle Corp. (a)	245,000	$15,662,850
CF Industries Holdings, Inc. (a)	424,800	13,313,232
Monsanto Co. (a)(b)	435,481	38,209,103
Potash Corp. of Saskatchewan, Inc. (a)	1,312,943	22,346,290
Syngenta AG	106,161	44,024,628

		133,556,103
Containers & Packaging — 5.9%
International Paper Co. (a)	559,075	22,944,438
Packaging Corp. of America	244,348	14,758,619
Smurfit Kappa Group PLC	511,889	13,167,609

		50,870,666
Energy Equipment & Services — 0.7%
Schlumberger Ltd. (a)	86,803	6,401,721
Food & Staples Retailing — 1.0%
Fyffes PLC	5,661,526	8,954,747
Food Products — 11.4%
AGT Food & Ingredients, Inc.	304,049	8,884,435
Bunge Ltd. (a)	224,049	12,696,857
First Resources Ltd.	8,361,900	12,546,845
Glanbia PLC	395,570	8,075,154
Ingredion, Inc. (a)	41,716	4,454,852
Kerry Group PLC, Class A	106,253	9,881,309
Leroy Seafood Group ASA	143,496	6,774,428
Mead Johnson Nutrition Co. (a)	120,398	10,230,218
Pilgrim’s Pride Corp. (a)(c)	142,458	3,618,433
Select Harvests Ltd. (d)	1,175,925	3,714,362
Tyson Foods, Inc., Class A (a)	193,933	12,927,574
Wilmar International Ltd.	1,833,400	4,571,866

		98,376,333
Independent Power and Renewable Electricity Producers — 0.0%
Greenko Group PLC (c)	59,000	856
Metals & Mining — 31.4%
Alcoa, Inc. (a)	1,993,872	19,101,294
Barrick Gold Corp. (a)	1,726,922	23,451,601
BHP Billiton Ltd. — ADR (a)(d)	930,196	24,092,076
BHP Billiton PLC	204,755	2,292,915
Boliden AB	329,897	5,262,418
Dominion Diamond Corp. (a)	825,000	9,147,257
Eldorado Gold Corp. (a)	3,572,003	11,221,384
First Quantum Minerals Ltd.	3,178,624	16,740,549
Fresnillo PLC	643,996	8,794,854
Glencore PLC	13,278,009	29,855,000
Grupo Mexico SAB de CV, Series B	6,189,083	14,930,760
Iluka Resources Ltd.	2,502,297	12,546,261
Lundin Mining Corp. (c)	3,907,085	12,304,121
MMC Norilsk Nickel PJSC — ADR	557,928	7,189,963
Nevsun Resources Ltd. (a)	3,584,647	11,592,314
Newcrest Mining Ltd. (c)	1,750,000	22,646,635
OZ Minerals Ltd.	2,158,845	8,266,380

Common Stocks	Shares	Value
Metals & Mining (continued)
Rio Tinto PLC — ADR (a)	453,575	$12,822,565
Silver Wheaton Corp. (a)	490,788	8,137,265
Tahoe Resources, Inc. (a)	1,086,180	10,888,981

		271,284,593
Oil, Gas & Consumable Fuels — 30.1%
Anadarko Petroleum Corp. (a)	100,340	4,672,834
BP PLC — ADR (a)	1,038,760	31,349,776
Cairn Energy PLC (c)	3,188,680	9,133,833
Chevron Corp. (a)(b)	553,752	52,827,941
ConocoPhillips (a)(b)	628,460	25,308,084
Enbridge, Inc. (a)	527,610	20,539,720
Eni SpA — ADR	167,870	5,073,031
EQT Corp.	60,400	4,062,504
Exxon Mobil Corp. (a)(b)	664,604	55,554,248
Imperial Oil Ltd. (a)	298,090	9,958,903
Inpex Corp.	301,400	2,282,467
Royal Dutch Shell PLC, A Shares	215,918	5,213,534
Royal Dutch Shell PLC, A Shares — ADR (a)	258,824	12,540,023
Statoil ASA	216,331	3,378,735
Suncor Energy, Inc. (a)	130,476	3,633,738
TOTAL SA — ADR (a)	313,270	14,228,723

		259,758,094
Paper & Forest Products — 2.4%
Interfor Corp. (c)	1,099,173	12,161,783
Louisiana-Pacific Corp. (a)(c)	520,900	8,917,808
Precious Woods Holding AG (c)	20,000	97,759

		21,177,350
Real Estate Investment Trusts (REITs) — 0.3%
Weyerhaeuser Co. (a)	91,871	2,846,164
Total Common Stocks — 98.7%		853,226,627

Preferred Stocks
Food Products — 0.9%
Tyson Foods, Inc.	99,842	7,436,232
Total Long-Term Investments (Cost — $887,011,083) — 99.6%		860,662,859

Portfolio Abbreviations
ADR	American Depositary Receipt	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	MXN	Mexican Peso	USD	U.S. Dollar

MARCH 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (e)(f)	16,267,760	$16,267,760
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.55% (e)(f)(g)	$ 10,080	10,079,689
Total Short-Term Securities (Cost — $26,347,449) — 3.0%		26,347,449

Value
Total Investments Before Options Written (Cost — $913,358,532*) — 102.6%	$887,010,308

Options Written
(Premiums Received — $9,139,275) — (1.5)%	(12,992,872)
Total Investments Net of Options Written — 101.1%	874,017,436
Liabilities in Excess of Other Assets — (1.1)%	(9,854,401)

Net Assets — 100.0%	$864,163,035

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$954,340,387

Gross unrealized appreciation	$73,276,103
Gross unrealized depreciation	(140,606,182)

Net unrealized depreciation	$(67,330,079)

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

(e)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares/ Beneficial Interest Held at December 31, 2015	Net Activity	Shares/ Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,170,241	10,097,519	16,267,760	$15,542
BlackRock Liquidity Series, LLC Money Market Series	$ 35,689	$10,044,000	$10,079,689	$26,693	[1]
Total				$42,235

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Anadarko Petroleum Corp.	Call	4/01/16	USD	47.00	54	$(2,133)
Barrick Gold Corp.	Call	4/01/16	USD	12.50	385	(43,890)
CF Industries Holdings, Inc.	Call	4/01/16	USD	34.50	490	(1,960)
Chevron Corp.	Call	4/01/16	USD	91.00	675	(295,312)
ConocoPhillips	Call	4/01/16	USD	41.00	258	(2,967)
Exxon Mobil Corp.	Call	4/01/16	USD	81.00	115	(31,740)
Exxon Mobil Corp.	Call	4/01/16	USD	81.50	221	(47,515)

2	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Potash Corp. of Saskatchewan, Inc.	Call	4/01/16	USD	18.50	417	$(417)
TOTAL SA — ADR	Call	4/06/16	USD	45.01	415	(32,935)
Alcoa, Inc.	Call	4/08/16	USD	10.00	3,000	(22,500)
Anadarko Petroleum Corp.	Call	4/08/16	USD	45.00	54	(12,636)
Chevron Corp.	Call	4/08/16	USD	90.00	484	(268,620)
ConocoPhillips	Call	4/08/16	USD	42.50	505	(9,595)
ConocoPhillips	Call	4/08/16	USD	45.00	86	(2,064)
Monsanto Co.	Call	4/08/16	USD	96.00	433	(9,093)
Potash Corp. of Saskatchewan, Inc.	Call	4/08/16	USD	18.50	417	(1,460)
Schlumberger Ltd.	Call	4/08/16	USD	75.00	61	(2,806)
Schlumberger Ltd.	Call	4/08/16	USD	76.00	8	(172)
BHP Billiton Ltd. — ADR	Call	4/14/16	USD	24.00	1,000	(227,725)
Albemarle Corp.	Call	4/15/16	USD	60.00	357	(164,220)
Anadarko Petroleum Corp.	Call	4/15/16	USD	47.50	55	(8,085)
Barrick Gold Corp.	Call	4/15/16	USD	14.00	2,000	(74,000)
BHP Billiton Ltd. — ADR	Call	4/15/16	USD	27.00	305	(15,250)
BHP Billiton Ltd. — ADR	Call	4/15/16	USD	30.00	360	(1,980)
BP PLC — ADR	Call	4/15/16	USD	32.00	375	(3,938)
Bunge Ltd.	Call	4/15/16	USD	52.50	305	(140,300)
Bunge Ltd.	Call	4/15/16	USD	57.50	480	(38,400)
Chevron Corp.	Call	4/15/16	USD	92.50	229	(82,440)
ConocoPhillips	Call	4/15/16	USD	42.50	252	(11,592)
ConocoPhillips	Call	4/15/16	USD	45.00	171	(1,881)
Dominion Diamond Corp.	Call	4/15/16	CAD	16.00	1,890	(16,735)
Eldorado Gold Corp.	Call	4/15/16	CAD	4.00	5,000	(100,096)
Enbridge, Inc.	Call	4/15/16	CAD	48.00	605	(134,626)
Exxon Mobil Corp.	Call	4/15/16	USD	82.50	665	(128,012)
Exxon Mobil Corp.	Call	4/15/16	USD	85.00	263	(14,860)
Imperial Oil Ltd.	Call	4/15/16	CAD	46.00	670	(6,964)
Ingredion, Inc.	Call	4/15/16	USD	110.00	75	(4,125)
International Paper Co.	Call	4/15/16	USD	39.00	240	(53,760)
Louisiana-Pacific Corp.	Call	4/15/16	USD	17.00	300	(15,750)
Louisiana-Pacific Corp.	Call	4/15/16	USD	18.00	300	(4,500)
Mead Johnson Nutrition Co.	Call	4/15/16	USD	75.00	56	(56,000)
Mead Johnson Nutrition Co.	Call	4/15/16	USD	85.00	155	(40,145)
Nevsun Resources Ltd.	Call	4/15/16	CAD	5.00	3,520	(10,841)
Pilgrim’s Pride Corp.	Call	4/15/16	USD	25.00	600	(51,000)
Potash Corp. of Saskatchewan, Inc.	Call	4/15/16	USD	19.00	416	(1,456)
Rio Tinto PLC — ADR	Call	4/15/16	USD	30.00	420	(16,800)
Royal Dutch Shell PLC, A Shares — ADR	Call	4/15/16	USD	50.00	183	(7,778)
Schlumberger Ltd.	Call	4/15/16	USD	75.00	32	(2,480)
Silver Wheaton Corp.	Call	4/15/16	USD	18.50	215	(1,935)
Silver Wheaton Corp.	Call	4/15/16	USD	19.00	215	(1,612)
Suncor Energy, Inc.	Call	4/15/16	CAD	36.00	155	(9,309)
Tahoe Resources, Inc.	Call	4/15/16	CAD	13.00	1,165	(48,887)
Tahoe Resources, Inc.	Call	4/15/16	CAD	14.00	1,185	(18,248)
TOTAL SA — ADR	Call	4/15/16	USD	47.50	134	(2,680)
Tyson Foods, Inc., Class A	Call	4/15/16	USD	62.50	282	(124,080)
Tyson Foods, Inc., Class A	Call	4/15/16	USD	67.50	400	(30,000)
Alcoa, Inc.	Call	4/22/16	USD	10.00	1,000	(27,500)
Anadarko Petroleum Corp.	Call	4/22/16	USD	55.00	55	(1,375)
BP PLC — ADR	Call	4/22/16	USD	31.50	250	(7,250)
CF Industries Holdings, Inc.	Call	4/22/16	USD	38.00	510	(17,340)
ConocoPhillips	Call	4/22/16	USD	43.50	503	(21,880)
Exxon Mobil Corp.	Call	4/22/16	USD	83.00	500	(94,000)
Exxon Mobil Corp.	Call	4/22/16	USD	86.00	263	(12,756)
Monsanto Co.	Call	4/22/16	USD	93.00	545	(77,390)
Potash Corp. of Saskatchewan, Inc.	Call	4/22/16	USD	20.00	1,540	(21,560)
Schlumberger Ltd.	Call	4/22/16	USD	76.50	42	(3,402)
Silver Wheaton Corp.	Call	4/22/16	USD	19.00	430	(5,375)
Weyerhaeuser Co.	Call	4/22/16	USD	27.50	322	(119,140)
Alcoa, Inc.	Call	4/29/16	USD	10.00	1,500	(48,000)
Anadarko Petroleum Corp.	Call	4/29/16	USD	48.50	67	(12,261)
Barrick Gold Corp.	Call	4/29/16	USD	17.00	1,275	(12,750)
BHP Billiton Ltd. — ADR	Call	4/29/16	USD	29.50	520	(12,743)

MARCH 31, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
BP PLC — ADR	Call	4/29/16	USD	33.00	375	$(5,438)
CF Industries Holdings, Inc.	Call	4/29/16	USD	35.50	250	(7,625)
Chevron Corp.	Call	4/29/16	USD	96.00	64	(14,528)
ConocoPhillips	Call	4/29/16	USD	43.50	251	(18,323)
Exxon Mobil Corp.	Call	4/29/16	USD	84.00	150	(24,900)
Potash Corp. of Saskatchewan, Inc.	Call	4/29/16	USD	19.50	690	(7,935)
Potash Corp. of Saskatchewan, Inc.	Call	4/29/16	USD	20.00	1,115	(8,363)
Schlumberger Ltd.	Call	4/29/16	USD	75.50	27	(3,712)
Silver Wheaton Corp.	Call	4/29/16	USD	19.50	430	(6,880)
TOTAL SA — ADR	Call	4/29/16	USD	46.75	134	(9,486)
Barrick Gold Corp.	Call	5/06/16	USD	14.00	385	(27,528)
BP PLC — ADR	Call	5/06/16	USD	32.50	878	(21,072)
CF Industries Holdings, Inc.	Call	5/06/16	USD	32.50	237	(32,706)
ConocoPhillips	Call	5/06/16	USD	41.00	173	(29,670)
Exxon Mobil Corp.	Call	5/06/16	USD	84.50	149	(23,840)
International Paper Co.	Call	5/06/16	USD	42.00	628	(54,950)
Schlumberger Ltd.	Call	5/06/16	USD	75.00	61	(10,950)
International Paper Co.	Call	5/13/16	USD	42.00	629	(61,011)
Schlumberger Ltd.	Call	5/13/16	USD	76.00	26	(4,043)
TOTAL SA — ADR	Call	5/13/16	USD	46.01	278	(39,198)
Alcoa, Inc.	Call	5/20/16	USD	10.00	1,500	(66,000)
Anadarko Petroleum Corp.	Call	5/20/16	USD	50.00	67	(14,003)
Barrick Gold Corp.	Call	5/20/16	USD	14.00	2,000	(169,000)
BHP Billiton Ltd. — ADR	Call	5/20/16	USD	31.00	520	(14,820)
BP PLC — ADR	Call	5/20/16	USD	33.00	879	(18,898)
Chevron Corp.	Call	5/20/16	USD	95.51	486	(137,131)
Eldorado Gold Corp.	Call	5/20/16	CAD	5.00	4,500	(39,846)
Enbridge, Inc.	Call	5/20/16	CAD	52.00	630	(55,542)
International Paper Co.	Call	5/20/16	USD	42.00	460	(47,150)
Louisiana-Pacific Corp.	Call	5/20/16	USD	17.00	620	(66,650)
Mead Johnson Nutrition Co.	Call	5/20/16	USD	85.00	210	(96,600)
Monsanto Co.	Call	5/20/16	USD	95.00	546	(58,149)
Silver Wheaton Corp.	Call	5/20/16	USD	20.00	430	(9,675)
Suncor Energy, Inc.	Call	5/20/16	CAD	38.00	146	(6,350)
Tahoe Resources, Inc.	Call	5/20/16	CAD	15.00	1,435	(37,014)
TOTAL SA — ADR	Call	5/20/16	USD	47.50	135	(11,138)
Suncor Energy, Inc.	Call	6/17/16	CAD	36.00	155	(20,110)
Total						$(4,235,261)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Albemarle Corp.	Call	Goldman Sachs International	4/04/16	USD	53.88	50,000	$(502,679)
Eldorado Gold Corp.	Call	Credit Suisse International	4/04/16	CAD	4.30	300,000	(7,842)
Interfor Corp.	Call	Credit Suisse International	4/04/16	CAD	11.22	64,000	(155,254)
Cairn Energy PLC	Call	Morgan Stanley & Co. International PLC	4/05/16	GBP	1.48	51,000	(37,372)
Eni SpA — ADR	Call	Morgan Stanley & Co. International PLC	4/05/16	USD	27.26	28,000	(97,019)
First Resources Ltd.	Call	JPMorgan Chase Bank N.A.	4/05/16	SGD	1.99	400,000	(12,788)
Glanbia PLC	Call	Morgan Stanley & Co. International PLC	4/05/16	EUR	19.31	45,000	(39)
Glencore PLC	Call	Credit Suisse International	4/05/16	GBP	0.98	500,000	(417,390)
Glencore PLC	Call	Credit Suisse International	4/05/16	GBP	1.10	267,000	(177,898)
Iluka Resources Ltd.	Call	UBS AG	4/05/16	AUD	6.84	350,000	(11,324)
Newcrest Mining Ltd.	Call	Citibank N.A.	4/05/16	AUD	17.62	306,000	(39,154)
Syngenta AG	Call	UBS AG	4/05/16	CHF	407.79	28,300	(36,562)
First Resources Ltd.	Call	UBS AG	4/06/16	SGD	1.71	400,000	(92,721)
Boliden AB	Call	Credit Suisse International	4/07/16	SEK	122.85	30,000	(27,008)
First Quantum Minerals Ltd.	Call	Credit Suisse International	4/07/16	CAD	5.29	500,000	(608,631)
Inpex Corp.	Call	JPMorgan Chase Bank N.A.	4/07/16	JPY	852.70	62,500	(11,975)
Lundin Mining Corp.	Call	Morgan Stanley & Co. International PLC	4/07/16	CAD	4.05	349,000	(37,718)
Smurfit Kappa Group PLC	Call	UBS AG	4/07/16	EUR	23.49	59,000	(3,453)
AGT Food & Ingredients, Inc.	Call	Morgan Stanley & Co. International PLC	4/08/16	CAD	38.11	35,000	(18,655)
Kerry Group PLC, Class A	Call	Morgan Stanley & Co. International PLC	4/08/16	EUR	82.22	20,000	(20,110)
Royal Dutch Shell PLC, A Shares — ADR	Call	Citibank N.A.	4/08/16	USD	48.41	14,000	(11,491)

4	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Enbridge, Inc.	Call	UBS AG	4/11/16	CAD	44.95	15,300	$(66,497)
Packaging Corp. of America	Call	Goldman Sachs International	4/11/16	USD	49.63	30,000	(324,769)
BHP Billiton PLC	Call	Morgan Stanley & Co. International PLC	4/12/16	GBP	7.88	204,000	(81,413)
Fresnillo PLC	Call	Deutsche Bank AG	4/12/16	GBP	9.51	90,000	(28,668)
Glanbia PLC	Call	Morgan Stanley & Co. International PLC	4/12/16	EUR	19.41	45,000	(668)
Grupo Mexico SAB de CV, Series B	Call	Citibank N.A.	4/12/16	MXN	36.57	500,000	(149,488)
Iluka Resources Ltd.	Call	UBS AG	4/12/16	AUD	6.67	200,000	(23,338)
Newcrest Mining Ltd.	Call	Citibank N.A.	4/12/16	AUD	18.38	306,000	(37,812)
Select Harvests Ltd.	Call	JPMorgan Chase Bank N.A.	4/12/16	AUD	4.69	50,000	(839)
Select Harvests Ltd.	Call	UBS AG	4/12/16	AUD	5.00	35,000	(142)
First Resources Ltd.	Call	Morgan Stanley & Co. International PLC	4/13/16	SGD	1.78	200,000	(35,756)
Glencore PLC	Call	Goldman Sachs International	4/13/16	GBP	1.55	641,000	(89,309)
Interfor Corp.	Call	Deutsche Bank AG	4/13/16	CAD	11.10	75,000	(189,036)
Leroy Seafood Group ASA	Call	Morgan Stanley & Co. International PLC	4/13/16	NOK	352.80	82,500	(378,521)
Lundin Mining Corp.	Call	Morgan Stanley & Co. International PLC	4/13/16	CAD	4.05	349,000	(49,361)
MMC Norilsk Nickel PJSC — ADR	Call	Deutsche Bank AG	4/13/16	USD	12.91	118,000	(45,891)
OZ Minerals Ltd.	Call	Bank of America N.A.	4/13/16	AUD	5.42	249,400	(5,743)
Statoil ASA	Call	Citibank N.A.	4/13/16	NOK	124.61	9,900	(9,905)
Syngenta AG	Call	Morgan Stanley & Co. International PLC	4/13/16	CHF	415.89	8,900	(13,164)
AGT Food & Ingredients, Inc.	Call	Morgan Stanley & Co. International PLC	4/14/16	CAD	38.48	35,000	(20,987)
Boliden AB	Call	Credit Suisse International	4/20/16	SEK	142.91	52,500	(4,747)
Cairn Energy PLC	Call	Credit Suisse International	4/20/16	GBP	1.44	146,000	(115,401)
First Resources Ltd.	Call	Morgan Stanley & Co. International PLC	4/20/16	SGD	1.78	200,000	(35,761)
Glanbia PLC	Call	Morgan Stanley & Co. International PLC	4/20/16	EUR	19.50	45,000	(1,788)
Glencore PLC	Call	Citibank N.A.	4/20/16	GBP	1.17	2,445,000	(1,408,988)
Iluka Resources Ltd.	Call	UBS AG	4/20/16	AUD	7.58	126,000	(1,680)
Wilmar International Ltd.	Call	JPMorgan Chase Bank N.A.	4/20/16	SGD	3.35	321,000	(24,734)
Dominion Diamond Corp.	Call	Deutsche Bank AG	4/22/16	CAD	16.21	50,000	(6,357)
Eni SpA — ADR	Call	Deutsche Bank AG	4/22/16	USD	32.26	30,000	(4,007)
Rio Tinto PLC — ADR	Call	Citibank N.A.	4/22/16	USD	30.76	42,000	(16,833)
Enbridge, Inc.	Call	UBS AG	4/25/16	CAD	44.95	15,300	(68,718)
Packaging Corp. of America	Call	Goldman Sachs International	4/25/16	USD	49.63	30,000	(334,760)
Kerry Group PLC, Class A	Call	Goldman Sachs International	4/26/16	EUR	82.46	18,000	(30,571)
Select Harvests Ltd.	Call	UBS AG	4/26/16	AUD	5.65	38,000	(135)
First Quantum Minerals Ltd.	Call	Credit Suisse International	4/27/16	CAD	5.29	500,000	(694,995)
First Resources Ltd.	Call	Bank of America N.A.	4/27/16	SGD	2.00	225,000	(13,336)
Interfor Corp.	Call	Deutsche Bank AG	4/27/16	CAD	11.10	75,000	(189,749)
Wilmar International Ltd.	Call	JPMorgan Chase Bank N.A.	4/27/16	SGD	3.35	321,000	(28,244)
Cairn Energy PLC	Call	Credit Suisse International	4/28/16	GBP	1.46	146,000	(112,726)
Rio Tinto PLC — ADR	Call	Deutsche Bank AG	4/28/16	USD	29.70	75,000	(58,568)
Statoil ASA	Call	Credit Suisse International	4/28/16	NOK	135.92	56,200	(34,520)
AGT Food & Ingredients, Inc.	Call	Morgan Stanley & Co. International PLC	4/29/16	CAD	38.67	35,000	(30,732)
Dominion Diamond Corp.	Call	Morgan Stanley & Co. International PLC	4/29/16	CAD	15.75	50,000	(9,387)
Imperial Oil Ltd.	Call	Deutsche Bank AG	4/29/16	CAD	45.75	35,000	(11,869)
Louisiana-Pacific Corp.	Call	Deutsche Bank AG	4/29/16	USD	17.39	60,000	(31,056)
Fresnillo PLC	Call	Bank of America N.A.	5/03/16	GBP	9.45	76,000	(41,153)
Interfor Corp.	Call	Deutsche Bank AG	5/03/16	CAD	12.91	85,000	(117,150)
Boliden AB	Call	Morgan Stanley & Co. International PLC	5/04/16	SEK	126.48	33,000	(27,484)
Grupo Mexico SAB de CV, Series B	Call	Credit Suisse International	5/04/16	MXN	44.45	50,000	(1,482)
Iluka Resources Ltd.	Call	UBS AG	5/04/16	AUD	7.45	200,000	(10,139)
Royal Dutch Shell PLC, A Shares	Call	Morgan Stanley & Co. International PLC	5/04/16	GBP	17.47	37,800	(15,157)
Smurfit Kappa Group PLC	Call	Citibank N.A.	5/04/16	EUR	22.62	90,100	(41,733)
BHP Billiton Ltd. — ADR	Call	Bank of America N.A.	5/05/16	USD	27.76	55,000	(40,774)
First Resources Ltd.	Call	Goldman Sachs International	5/06/16	SGD	2.03	250,000	(13,490)
EQT Corp.	Call	JPMorgan Chase Bank N.A.	5/10/16	USD	66.98	10,500	(38,505)
First Resources Ltd.	Call	Bank of America N.A.	5/10/16	SGD	2.04	200,000	(10,654)
Glencore PLC	Call	Deutsche Bank AG	5/10/16	GBP	1.48	795,000	(210,099)
Inpex Corp.	Call	Bank of America N.A.	5/10/16	JPY	972.01	62,700	(6,898)
Interfor Corp.	Call	Deutsche Bank AG	5/10/16	CAD	12.91	85,000	(121,833)
Packaging Corp. of America	Call	Bank of America N.A.	5/10/16	USD	53.02	25,500	(216,289)
Select Harvests Ltd.	Call	UBS AG	5/10/16	AUD	5.44	40,000	(801)
Smurfit Kappa Group PLC	Call	UBS AG	5/10/16	EUR	23.14	30,000	(10,093)
Cairn Energy PLC	Call	Morgan Stanley & Co. International PLC	5/11/16	GBP	1.63	75,000	(41,006)
First Resources Ltd.	Call	JPMorgan Chase Bank N.A.	5/11/16	SGD	2.04	200,000	(11,714)
Grupo Mexico SAB de CV, Series B	Call	Credit Suisse International	5/11/16	MXN	44.45	50,000	(1,579)

MARCH 31, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
OZ Minerals Ltd.	Call	UBS AG	5/12/16	AUD	5.35	506,000	$(54,366)
Royal Dutch Shell PLC, A Shares	Call	UBS AG	5/12/16	GBP	17.65	37,800	(14,101)
MMC Norilsk Nickel PJSC — ADR	Call	UBS AG	5/13/16	USD	14.04	77,000	(16,244)
Royal Dutch Shell PLC, A Shares — ADR	Call	Credit Suisse International	5/13/16	USD	48.46	44,000	(77,063)
Enbridge, Inc.	Call	Credit Suisse International	5/16/16	CAD	49.88	30,500	(45,109)
Ingredion, Inc.	Call	Citibank N.A.	5/17/16	USD	112.37	7,200	(9,400)
Cairn Energy PLC	Call	UBS AG	5/18/16	GBP	1.72	211,500	(95,246)
EQT Corp.	Call	JPMorgan Chase Bank N.A.	5/18/16	USD	66.98	10,600	(42,249)
First Resources Ltd.	Call	Bank of America N.A.	5/18/16	SGD	1.98	275,000	(22,733)
First Resources Ltd.	Call	Morgan Stanley & Co. International PLC	5/18/16	SGD	2.14	376,600	(15,239)
Fresnillo PLC	Call	Deutsche Bank AG	5/18/16	GBP	9.45	76,000	(54,332)
Select Harvests Ltd.	Call	Goldman Sachs International	5/18/16	AUD	4.29	181,000	(36,638)
Statoil ASA	Call	Deutsche Bank AG	5/18/16	NOK	135.86	9,700	(4,025)
Royal Dutch Shell PLC, A Shares — ADR	Call	Citibank N.A.	5/20/16	USD	49.41	14,200	(17,005)
First Resources Ltd.	Call	JPMorgan Chase Bank N.A.	5/24/16	SGD	2.00	200,000	(16,085)
Cairn Energy PLC	Call	Credit Suisse International	5/25/16	GBP	1.67	70,000	(36,315)
Select Harvests Ltd.	Call	Citibank N.A.	6/01/16	AUD	4.89	30,000	(3,172)
Cairn Energy PLC	Call	Goldman Sachs International	6/02/16	GBP	1.98	120,000	(27,240)
Cairn Energy PLC	Call	Deutsche Bank AG	6/08/16	GBP	2.17	51,000	(6,691)
Select Harvests Ltd.	Call	Morgan Stanley & Co. International PLC	6/08/16	AUD	5.03	37,500	(3,607)
Cairn Energy PLC	Call	UBS AG	6/14/16	GBP	2.15	245,500	(34,666)
Total							$(8,757,611)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

6	MARCH 31, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Resources & Commodities Strategy Trust (BCX)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$89,531,475	$44,024,628	—	$133,556,103
Containers & Packaging	37,703,057	13,167,609	—	50,870,666
Energy Equipment & Services	6,401,721	—	—	6,401,721
Food & Staples Retailing	8,954,747	—	—	8,954,747
Food Products	60,887,523	37,488,810	—	98,376,333
Independent Power and Renewable Electricity Producers	856	—	—	856
Metals & Mining	174,430,167	96,854,426	—	271,284,593
Oil, Gas & Consumable Fuels	239,749,525	20,008,569	—	259,758,094
Paper & Forest Products	21,079,591	97,759	—	21,177,350
Real Estate Investment Trusts (REITs)	2,846,164	—	—	2,846,164
Preferred Stocks	7,436,232	—	—	7,436,232
Short-Term Securities	16,267,760	10,079,689	—	26,347,449

Total	$665,288,818	$221,721,490	—	$887,010,308

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(3,776,043)	$(9,216,829)	—	$(12,992,872)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$14,587	—	—	$14,587
Liabilities:
Bank overdraft	—	$(177,318)	—	(177,318)
Collateral on securities loaned at value	—	(10,079,689)	—	(10,079,689)

Total	$14,587	$(10,257,007)	—	$(10,242,420)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1 [1]	Transfers into Level 2 [1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	—	$41,370,578	$41,370,578	—

MARCH 31, 2016	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date:	May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Resources & Commodities Strategy Trust

Date:	May 23, 2016